Share Repurchase Program (Details) - ADS [Member] $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) $ / shares shares	Sep. 30, 2022 USD ($)	Jun. 30, 2018 USD ($)
Share Repurchase Program (Details) [Line Items]
Authorized amount for repurrchase | $					$ 20,000	$ 20,000
Number of shares repurchased (in Shares) | shares	5,228	5,228	2,165,090	2,165,090
Repurchase of shares cost	¥ 223	$ 32	¥ 75,612	$ 10,359
Weighted average price of repurchased share (in Dollars per share) | $ / shares		$ 5.94		$ 4.85